Reserves for Losses (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cardmember Receivables And Related Reserves Evaluated Separately and Collectively For Impairment [Abstract]
Cardmember receivables evaluated separately for impairment	$ 117	$ 174	$ 114
Reserves on cardmember receivables evaluated separately for impairment	91	118	63
Cardmember receivables evaluated collectively for impairment	42,649	40,716	37,152
Reserves on cardmember receivables evaluated collectively for impairment	$ 337	$ 320	$ 323